Plant and Equipment, Net - Schedule of Plant and Equipment, Net (Details)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, Subtotal	$ 21,508	$ 2,765	$ 64,296
Less: accumulated depreciation	(21,508)	(2,765)	(64,296)
Property and equipment, net
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, Subtotal	21,508	2,765	52,596
Office furniture and fixtures [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, Subtotal			$ 11,700